S000003896 [Member] Performance Management - Putnam VT Global Asset Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IA shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance. Prior to February 1, 2026, the fund also compared its performance to the Putnam Balanced Blended Benchmark, which was comprised of 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index. Effective February 1, 2026, the Putnam Balanced Blended Benchmark was replaced by the Putnam VT Balanced Blended Benchmark which, through January 31, 2026, had the same composition as the Putnam Balanced Blended Benchmark and thereafter, is comprised of 48% Russell 3000® Index, 38% Bloomberg U.S. Aggregate Bond Index, 12% MSCI All Country World Ex-U.S. Index-NR and 2% Bloomberg U.S. Corporate High Yield Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Insurance-related charges or expenses are not reflected in the performance information below, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the fund’s performance from year to year for Class IA shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance.
Bar Chart [Heading]	Annual total returns for class IA shares
Bar Chart Closing [Text Block]

Best Quarter:	Q2 2020	12.90%

Worst Quarter:	Q1 2020	-12.77%

Performance Table Heading	Average annual total returns (for periods ended 12/31/25)
Performance Table Market Index Changed	Effective February 1, 2026, the Putnam VT Balanced Blended Benchmark replaced the Putnam Balanced Blended Benchmark as the fund’s benchmark. The Investment Manager believes that the Putnam VT Balanced Blended Benchmark better reflects the fund’s current portfolio.
Performance Table Closing [Text Block]	Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.
Performance Availability Website Address [Text]	www.franklintempleton.com
Class IA Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020